Shareholder Report, Holdings (Details)	Jul. 31, 2026	[1]
American Funds Tax-Exempt Fund of New York® - Class A | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
American Funds Tax-Exempt Fund of New York® - Class A | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.94%
American Funds Tax-Exempt Fund of New York® - Class A | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
American Funds Tax-Exempt Fund of New York® - Class A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
American Funds Tax-Exempt Fund of New York® - Class A | Below Investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
American Funds Tax-Exempt Fund of New York® - Class A | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
American Funds Tax-Exempt Fund of New York® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Tax-Exempt Fund of New York® - Class C | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
American Funds Tax-Exempt Fund of New York® - Class C | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.94%
American Funds Tax-Exempt Fund of New York® - Class C | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
American Funds Tax-Exempt Fund of New York® - Class C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
American Funds Tax-Exempt Fund of New York® - Class C | Below Investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
American Funds Tax-Exempt Fund of New York® - Class C | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
American Funds Tax-Exempt Fund of New York® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Tax-Exempt Fund of New York® - Class F-1 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
American Funds Tax-Exempt Fund of New York® - Class F-1 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.94%
American Funds Tax-Exempt Fund of New York® - Class F-1 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
American Funds Tax-Exempt Fund of New York® - Class F-1 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
American Funds Tax-Exempt Fund of New York® - Class F-1 | Below Investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
American Funds Tax-Exempt Fund of New York® - Class F-1 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
American Funds Tax-Exempt Fund of New York® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Tax-Exempt Fund of New York® - Class F-2 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
American Funds Tax-Exempt Fund of New York® - Class F-2 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.94%
American Funds Tax-Exempt Fund of New York® - Class F-2 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
American Funds Tax-Exempt Fund of New York® - Class F-2 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
American Funds Tax-Exempt Fund of New York® - Class F-2 | Below Investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
American Funds Tax-Exempt Fund of New York® - Class F-2 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
American Funds Tax-Exempt Fund of New York® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Tax-Exempt Fund of New York® - Class F-3 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
American Funds Tax-Exempt Fund of New York® - Class F-3 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.94%
American Funds Tax-Exempt Fund of New York® - Class F-3 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
American Funds Tax-Exempt Fund of New York® - Class F-3 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
American Funds Tax-Exempt Fund of New York® - Class F-3 | Below Investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
American Funds Tax-Exempt Fund of New York® - Class F-3 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
American Funds Tax-Exempt Fund of New York® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
[2]	Includes derivatives.